UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

November 30, 2009
  unaudited

Bonds & notes — 92.30%	Principal amount (000)	Value (000)

U.S. TREASURY BONDS & NOTES — 39.80%
U.S. Treasury 0.875% 20101,2	$17,100	$17,163
U.S. Treasury 2.00% 2010	15,000	15,072
U.S. Treasury 4.75% 2010	10,000	10,097
U.S. Treasury 1.00% 2011	25,000	25,183
U.S. Treasury 1.125% 2011	65,295	65,858
U.S. Treasury 1.125% 2011	5,800	5,862
U.S. Treasury 4.50% 2011	24,500	26,377
U.S. Treasury 4.50% 2011	2,575	2,709
U.S. Treasury 4.875% 2011	253,750	270,794
U.S. Treasury 5.125% 2011	15,000	16,103
U.S. Treasury 1.375% 2012	3,725	3,755
U.S. Treasury 1.50% 2012	2,070	2,102
U.S. Treasury 1.75% 2012	89,000	90,864
U.S. Treasury 1.875% 2012	111,000	113,775
U.S. Treasury 3.00% 20121,2	26,425	28,676
U.S. Treasury 4.25% 2012	78,500	85,657
U.S. Treasury 4.50% 2012	100,000	108,504
U.S. Treasury 4.625% 2012	22,325	24,252
U.S. Treasury 4.625% 2012	20,000	21,966
U.S. Treasury 4.75% 2012	30,000	32,890
U.S. Treasury 1.875% 20131,2	62,321	66,320
U.S. Treasury 2.75% 2013	52,785	55,416
U.S. Treasury 2.75% 2013	1,675	1,754
U.S. Treasury 3.125% 2013	234,000	248,506
U.S. Treasury 3.125% 2013	25,000	26,550
U.S. Treasury 3.375% 2013	256,750	275,244
U.S. Treasury 3.50% 2013	10,975	11,804
U.S. Treasury 3.625% 2013	56,225	60,699
U.S. Treasury 3.875% 2013	15,000	16,274
U.S. Treasury 4.25% 2013	121,680	134,299
U.S. Treasury 1.75% 2014	30,630	30,681
U.S. Treasury 1.875% 2014	47,450	47,845
U.S. Treasury 1.875% 2014	25,000	25,114
U.S. Treasury 2.00% 20141,2	92,101	98,724
U.S. Treasury 2.25% 2014	194,750	198,705
U.S. Treasury 2.625% 2014	122,450	126,678
U.S. Treasury 4.00% 2014	149,500	163,913
U.S. Treasury 4.25% 2014	6,050	6,710
U.S. Treasury 1.625% 20151,2	41,226	43,606
U.S. Treasury 4.25% 2015	50,000	55,323
U.S. Treasury 2.375% 2016	57,300	56,973
U.S. Treasury 3.125% 2016	3,100	3,191
U.S. Treasury 3.25% 2016	13,800	14,410
U.S. Treasury 3.25% 2016	8,190	8,553
U.S. Treasury 7.50% 2016	25,000	32,625
U.S. Treasury 4.625% 2017	35,000	39,413
U.S. Treasury 8.75% 2017	25,000	34,977
U.S. Treasury 3.50% 2018	198,650	206,308
U.S. Treasury 3.75% 2018	81,150	85,119
U.S. Treasury 2.75% 2019	9,100	8,800
U.S. Treasury 3.125% 2019	19,300	19,209
U.S. Treasury 4.50% 2039	10,000	10,510
		3,181,912

CORPORATE BONDS & NOTES — 20.45%
Financials — 6.75%
Sovereign Bancorp, Inc. 1.991% 20133	7,130	6,930
Abbey National Treasury Services PLC 3.875% 20144	8,200	8,383
Santander Issuances, SA Unipersonal 5.805% 20163,4	21,300	19,918
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20104	18,010	18,273
Westfield Group 5.40% 20124	7,500	7,864
Westfield Group 7.50% 20144	750	835
Westfield Group 5.75% 20154	5,000	5,215
Westfield Group 5.70% 20164	1,000	1,015
New York Life Global Funding 4.625% 20104	5,000	5,090
New York Life Global Funding 5.25% 20124	14,000	15,270
New York Life Global Funding 4.65% 20134	9,000	9,638
Monumental Global Funding II, Series 2005-B, 4.625% 20104	2,500	2,505
Monumental Global Funding 5.50% 20134	4,500	4,729
Monumental Global Funding III 0.484% 20143,4	9,140	8,170
Monumental Global Funding III 5.25% 20144	8,500	8,731
UniCredito Italiano SpA 5.584% 20173,4	17,750	17,155
UniCredito Italiano SpA 6.00% 20174	3,300	3,367
HVB Funding Trust I 8.741% 20314	3,250	2,828
Kimco Realty Corp. 6.00% 2012	1,250	1,321
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,285	1,365
Kimco Realty Corp., Series C, 4.82% 2014	795	799
Kimco Realty Corp., Series C, 4.904% 2015	8,915	8,768
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,527
Kimco Realty Corp. 5.70% 2017	3,500	3,460
Kimco Realty Corp. 6.875% 2019	2,000	2,111
Nordea Bank 3.70% 20144	20,500	20,879
Simon Property Group, LP 5.00% 2012	1,000	1,047
Simon Property Group, LP 5.75% 2012	8,000	8,540
Simon Property Group, LP 6.75% 2014	5,655	6,202
Simon Property Group, LP 5.875% 2017	2,500	2,608
Simon Property Group, LP 10.35% 2019	750	969
Countrywide Financial Corp., Series B, 5.80% 2012	12,750	13,640
Bank of America Corp. 5.75% 2017	5,070	5,179
American Honda Finance Corp. 0.631% 20103,4	5,000	4,995
American Honda Finance Corp. 5.125% 20104	13,000	13,459
Jackson National Life Global 5.375% 20134	17,565	18,136
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,254
American Express Co. 6.15% 2017	9,555	10,159
Metropolitan Life Global Funding I, 5.125% 20134	15,250	16,371
ProLogis 7.625% 2014	10,750	11,537
ProLogis 5.625% 2016	1,260	1,198
ProLogis 6.625% 2018	3,110	3,035
Wells Fargo Bank, National Assn. 4.75% 2015	9,400	9,719
Wells Fargo & Co. 5.625% 2017	5,750	6,010
PRICOA Global Funding I 4.20% 20104	10,000	10,000
PRICOA Global Funding I 5.30% 20134	5,000	5,267
JPMorgan Chase & Co. 5.60% 2011	3,000	3,205
JPMorgan Chase & Co. 4.75% 2013	6,000	6,438
JPMorgan Chase & Co. 4.891% 20153	2,180	2,178
JPMorgan Chase Bank NA 5.875% 2016	3,250	3,443
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	14,757
Barclays Bank PLC 5.45% 2012	4,000	4,354
Barclays Bank PLC 5.00% 2016	4,500	4,674
Barclays Bank PLC 6.05% 20174	4,940	5,151
Northern Trust Corp. 5.50% 2013	6,500	7,248
Northern Trust Corp. 4.625% 2014	2,825	3,081
Northern Trust Corp. 5.85% 20175	2,750	3,019
Scotland International Finance No. 2 BV 4.25% 20134	1,195	1,124
HBOS PLC 6.75% 20184	11,265	10,491
TIAA Global Markets 4.95% 20134	10,000	10,777
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	10,248
Goldman Sachs Group, Inc. 3.625% 2012	6,285	6,537
Goldman Sachs Group, Inc. 6.25% 2017	480	524
Goldman Sachs Group, Inc. 5.95% 2018	705	756
Goldman Sachs Group, Inc. 6.15% 2018	2,160	2,335
Berkshire Hathaway Finance Corp. 4.60% 2013	4,375	4,710
Berkshire Hathaway Finance Corp. 5.00% 2013	4,500	4,951
Korea Development Bank 5.30% 2013	2,500	2,638
Korea Development Bank 8.00% 2014	5,350	6,230
PNC Funding Corp. 5.125% 2010	4,000	4,125
PNC Funding Corp., Series II, 6.113% (undated)3,4	5,000	3,284
Citigroup Inc. 4.125% 2010	7,000	7,042
Morgan Stanley 6.00% 2014	2,365	2,580
Morgan Stanley, Series F, 6.00% 2015	3,635	3,954
ERP Operating LP 6.625% 2012	2,000	2,161
ERP Operating LP 5.25% 2014	4,000	4,134
Royal Bank of Scotland Group PLC 5.05% 2015	7,000	6,289
HSBC Finance Corp. 0.534% 20143	2,250	2,085
HSBC Finance Corp. 0.791% 20163	4,400	3,995
Resona Bank, Ltd. 5.85% (undated)3,4	6,200	5,308
Société Générale 5.75% 20164	4,200	4,352
Boston Properties LP 6.25% 2013	4,030	4,344
Principal Life Insurance Co. 5.30% 2013	4,000	4,272
Standard Chartered Bank 6.40% 20174	4,020	4,240
Credit Suisse Group AG 5.50% 2014	3,000	3,294
ING Security Life Institutional Funding 4.25% 20104	3,000	2,987
US Bank NA 4.95% 2014	2,550	2,777
Hartford Financial Services Group, Inc. 5.25% 2011	1,800	1,871
Nationwide Mutual Insurance Co. 5.81% 20243,4	2,000	1,579
Liberty Mutual Group Inc. 5.75% 20144	1,500	1,515
Development Bank of Singapore Ltd. 7.125% 20114	200	214
		539,742

Industrials — 2.30%
Canadian National Railway Co. 4.95% 2014	17,850	19,498
Canadian National Railway Co. 5.85% 2017	7,000	7,943
Union Pacific Corp. 5.125% 2014	6,125	6,652
Union Pacific Corp. 5.75% 2017	1,515	1,655
Union Pacific Corp. 5.70% 2018	7,465	8,117
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 20114,6	9,636	10,058
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20134,6	1,470	1,530
BAE Systems Holdings Inc. 4.95% 20144	4,500	4,724
Burlington Northern Santa Fe Corp. 7.00% 2014	13,480	15,651
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20146	13,860	13,167
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.698% 20153,6	10,000	7,939
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	3,704	3,453
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	1,910	1,700
Raytheon Co. 5.375% 2013	5,000	5,518
Raytheon Co. 4.40% 2020	5,915	6,044
Honeywell International Inc. 3.875% 2014	10,100	10,721
Northrop Grumman Corp. 3.70% 2014	9,500	9,810
John Deere Capital Corp., Series D, 4.50% 2013	4,000	4,284
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,460
Norfolk Southern Corp. 5.75% 2016	7,190	7,910
Lockheed Martin Corp. 4.121% 2013	5,000	5,324
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	1,090
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	4,226
General Electric Co. 5.00% 2013	2,000	2,144
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,134
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,560
Volvo Treasury AB 5.95% 20154	4,300	4,503
Atlas Copco AB 5.60% 20174	4,000	4,200
CSX Corp. 5.75% 2013	1,635	1,787
CSX Corp. 6.15% 2037	720	756
		183,558

Utilities — 2.03%
Niagara Mohawk Power 3.553% 20144	11,170	11,455
National Grid PLC 6.30% 2016	10,990	12,166
Pacific Gas and Electric Co. 6.25% 2013	12,250	13,896
PG&E Corp. 5.75% 2014	5,000	5,515
Scottish Power PLC 4.91% 2010	4,000	4,048
Iberdrola Finance Ireland 3.80% 20144	10,000	10,245
Scottish Power PLC 5.375% 2015	4,000	4,342
Progress Energy, Inc. 6.05% 2014	16,500	18,311
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	12,000	13,233
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	519
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	2,500	2,697
Electricité de France SA 5.50% 20144	10,000	11,141
Enel Finance International 3.875% 20144	9,550	9,836
PSEG Power LLC, Series B, 5.125% 2012	8,343	9,111
Ohio Power Co., Series J, 5.30% 2010	8,000	8,312
E.ON International Finance BV 5.80% 20184	5,000	5,515
Veolia Environnement 5.25% 2013	4,350	4,696
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	531
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,485
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	3,916
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,066
Public Service Co. of Colorado 5.80% 2018	2,250	2,530
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,280
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	1,500	1,739
		162,585

Telecommunication services — 1.99%
Verizon Communications Inc. 3.75% 2011	17,500	18,135
Verizon Communications Inc. 5.25% 2013	7,200	7,872
Verizon Communications Inc. 7.375% 2013	5,000	5,829
Verizon Communications Inc. 5.55% 2014	11,170	12,321
Verizon Communications Inc. 8.75% 2018	5,000	6,357
SBC Communications Inc. 6.25% 2011	34,250	36,449
AT&T Inc. 4.95% 2013	8,250	8,929
France Télécom 7.75% 20113	12,500	13,498
France Télécom 4.375% 2014	6,995	7,451
Telecom Italia Capital SA 4.95% 2014	4,225	4,465
Telecom Italia Capital SA 6.175% 2014	9,000	9,943
Deutsche Telekom International Finance BV 8.50% 20103	5,000	5,197
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,348
Vodafone Group PLC 7.75% 2010	9,525	9,661
Singapore Telecommunications Ltd. 6.375% 20114	7,000	7,647
		159,102

Health care — 1.94%
Roche Holdings Inc. 5.00% 20144	29,500	32,475
Roche Holdings Inc. 6.00% 20194	5,000	5,667
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	13,657
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,162
Pfizer Inc. 5.35% 2015	10,000	11,202
Pfizer Inc. 6.20% 2019	5,000	5,772
Merck & Co., Inc. 1.875% 2011	7,555	7,673
Schering-Plough Corp. 6.00% 2017	7,945	9,040
Novartis Capital Corp. 4.125% 2014	7,500	8,046
Novartis Securities Investment Ltd. 5.125% 2019	5,000	5,418
Eli Lilly and Co. 3.55% 2012	12,750	13,426
WellPoint, Inc. 6.00% 2014	4,400	4,811
WellPoint, Inc. 5.25% 2016	3,000	3,130
AstraZeneca PLC 5.40% 2012	7,000	7,776
UnitedHealth Group 6.00% 2017	4,750	5,059
Express Scripts Inc. 5.25% 2012	3,160	3,391
Express Scripts Inc. 6.25% 2014	1,010	1,122
Abbott Laboratories 5.875% 2016	3,225	3,678
Hospira, Inc. 5.55% 2012	2,500	2,700
		155,205

Consumer staples — 1.91%
Anheuser-Busch InBev NV 7.20% 20144	10,000	11,495
Anheuser-Busch InBev NV 4.125% 20154	7,500	7,733
Diageo Capital PLC 7.375% 2014	926	1,090
Diageo Capital PLC 5.75% 2017	14,695	16,258
Altria Group, Inc. 8.50% 2013	4,000	4,692
Altria Group, Inc. 7.75% 2014	7,500	8,638
Kroger Co. 7.50% 2014	6,030	7,031
Kroger Co. 3.90% 2015	5,250	5,434
Costco Wholesale Corp. 5.30% 2012	10,700	11,697
Walgreen Co. 4.875% 2013	10,500	11,470
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,735
Wal-Mart Stores, Inc. 4.25% 2013	2,000	2,163
Wal-Mart Stores, Inc. 5.375% 2017	260	288
Wal-Mart Stores, Inc. 5.80% 2018	740	844
Coca-Cola Co. 3.625% 2014	10,000	10,523
CVS Caremark Corp. 6.036% 20286	2,554	2,600
CVS Caremark Corp. 6.943% 20306	5,882	6,237
Unilever Capital Corp. 3.65% 2014	7,500	7,893
Procter & Gamble Co. 3.50% 2015	7,500	7,872
British American Tobacco International Finance PLC 9.50% 20184	5,910	7,742
Tesco PLC 5.50% 20174	6,840	7,457
Kimberly-Clark Corp. 7.50% 2018	4,500	5,696
		152,588

Energy — 1.91%
Shell International Finance 1.30% 2011	7,500	7,575
Shell International Finance B.V. 4.00% 2014	25,000	26,644
BP Capital Markets PLC 3.125% 2012	18,500	19,281
BP Capital Markets PLC 3.625% 20144	5,000	5,243
BP Capital Markets PLC 3.875% 2015	5,000	5,275
Chevron Corp. 3.95% 2014	18,000	19,207
Rockies Express Pipeline LLC 6.25% 20134	11,300	12,395
Kinder Morgan Energy Partners LP 5.00% 2013	5,000	5,321
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	5,335
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,777
TransCanada PipeLines Ltd. 6.35% 20673	3,550	3,327
StatoilHydro ASA 2.90% 2014	3,110	3,181
StatoilHydro ASA 3.875% 2014	4,750	5,057
ConocoPhillips 5.75% 2019	7,250	8,033
Husky Energy Inc. 5.90% 2014	6,000	6,601
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,158
Sunoco, Inc. 5.75% 2017	3,000	3,111
Enbridge Inc. 5.60% 2017	2,500	2,706
Qatar Petroleum 5.579% 20114,6	1,667	1,726
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20104,6	1,417	1,399
		152,352

Consumer discretionary — 1.07%
Time Warner Cable Inc. 6.20% 2013	12,000	13,323
Time Warner Cable Inc. 7.50% 2014	5,430	6,309
Time Warner Cable Inc. 8.25% 2014	1,000	1,185
News America Inc. 6.90% 2019	10,250	11,769
Comcast Corp. 5.30% 2014	2,000	2,158
Comcast Corp. 5.85% 2015	3,000	3,319
Comcast Corp. 6.30% 2017	2,750	3,044
Walt Disney Co. 4.70% 2012	5,000	5,463
McDonald's Corp., Series I, 4.30% 2013	5,000	5,393
Lowe's Companies, Inc. 8.25% 2010	5,000	5,195
Nordstrom, Inc. 6.75% 2014	4,180	4,725
Thomson Reuters Corp. 5.95% 2013	4,130	4,644
Home Depot, Inc. 0.42% 20093	1,500	1,500
Home Depot, Inc. 5.20% 2011	3,000	3,130
Target Corp. 6.00% 2018	4,055	4,620
Kohl's Corp. 7.375% 2011	4,175	4,590
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	3,050	3,233
DaimlerChrysler North America Holding Corp. 5.875% 2011	950	997
Staples, Inc. 9.75% 2014	1,000	1,210
		85,807

Information technology — 0.45%
Cisco Systems, Inc. 5.25% 2011	5,750	6,072
Cisco Systems, Inc. 2.90% 2014	5,500	5,585
National Semiconductor Corp. 6.15% 2012	6,500	6,726
National Semiconductor Corp. 6.60% 2017	4,020	4,103
Oracle Corp. 4.95% 2013	7,500	8,213
International Business Machines Corp. 0.861% 20113	5,000	5,051
		35,750

Materials — 0.10%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,534
Holcim Ltd. 6.00% 20194	1,455	1,548
		8,082

Total corporate bonds & notes		1,634,771

MORTGAGE-BACKED OBLIGATIONS — 17.74%
Federal agency mortgage-backed obligations6 — 13.13%
Fannie Mae 7.00% 2010	—	—
Fannie Mae 9.50% 2010	—	—
Fannie Mae 7.00% 2011	47	49
Fannie Mae 7.00% 2011	34	35
Fannie Mae 7.00% 2011	6	6
Fannie Mae 7.00% 2012	66	69
Fannie Mae 7.00% 2015	772	833
Fannie Mae 7.00% 2015	190	205
Fannie Mae 7.00% 2015	34	37
Fannie Mae 7.00% 2015	20	21
Fannie Mae 7.50% 2015	351	380
Fannie Mae 7.50% 2015	350	379
Fannie Mae 7.50% 2015	132	143
Fannie Mae 7.50% 2015	117	127
Fannie Mae 7.50% 2015	40	43
Fannie Mae 7.50% 2015	38	41
Fannie Mae 7.50% 2015	38	41
Fannie Mae 13.50% 2015	83	93
Fannie Mae 7.00% 2016	583	632
Fannie Mae 7.00% 2016	269	291
Fannie Mae 7.00% 2016	128	139
Fannie Mae 7.50% 2016	96	104
Fannie Mae 7.00% 2017	587	640
Fannie Mae 7.00% 2017	470	513
Fannie Mae 7.00% 2017	220	238
Fannie Mae 11.50% 2019	265	294
Fannie Mae 5.50% 2021	885	950
Fannie Mae 10.00% 2021	116	137
Fannie Mae 5.50% 2022	6,283	6,738
Fannie Mae 5.00% 2023	7,935	8,442
Fannie Mae 5.00% 2023	6,591	7,012
Fannie Mae 5.00% 2023	5,634	5,994
Fannie Mae 5.00% 2023	5,280	5,618
Fannie Mae 5.00% 2023	4,826	5,134
Fannie Mae 5.50% 2023	3,285	3,523
Fannie Mae 4.00% 2024	38,699	39,832
Fannie Mae 4.00% 2024	23,788	24,474
Fannie Mae 4.50% 2024	41,070	43,107
Fannie Mae 4.50% 2024	22,000	23,091
Fannie Mae 4.50% 2024	21,990	23,081
Fannie Mae 4.50% 2024	21,000	22,041
Fannie Mae 4.50% 2024	19,397	20,359
Fannie Mae 4.50% 2024	19,343	20,303
Fannie Mae 4.50% 2024	16,467	17,283
Fannie Mae 4.50% 2024	10,844	11,382
Fannie Mae 4.50% 2024	10,379	10,894
Fannie Mae 4.50% 2024	6,709	7,041
Fannie Mae 4.50% 2024	4,367	4,583
Fannie Mae 4.50% 2024	2,701	2,835
Fannie Mae 4.50% 2024	2,600	2,728
Fannie Mae 4.50% 2024	2,575	2,703
Fannie Mae 4.50% 2024	2,313	2,427
Fannie Mae 4.50% 2024	2,304	2,419
Fannie Mae 4.50% 2024	1,250	1,313
Fannie Mae 6.00% 2024	2,799	3,021
Fannie Mae 6.00% 2026	1,938	2,092
Fannie Mae 8.50% 2026	22	26
Fannie Mae 9.124% 20263	588	651
Fannie Mae 8.50% 2027	51	59
Fannie Mae 6.00% 2028	5,747	6,181
Fannie Mae 6.00% 2028	2,789	3,000
Fannie Mae 6.00% 2028	2,127	2,296
Fannie Mae 6.50% 2034	6,032	6,564
Fannie Mae 6.50% 2035	4,710	5,136
Fannie Mae 6.00% 2036	1,803	1,941
Fannie Mae 5.259% 20373	2,294	2,430
Fannie Mae 5.613% 20373	5,429	5,761
Fannie Mae 6.00% 2037	14,484	15,720
Fannie Mae 6.50% 2037	9,903	10,677
Fannie Mae 6.50% 2037	9,571	10,319
Fannie Mae 7.00% 2037	7,642	8,408
Fannie Mae 7.00% 2037	4,150	4,535
Fannie Mae 7.50% 2037	734	804
Fannie Mae 4.445% 20383	5,767	6,048
Fannie Mae 5.456% 20383	4,185	4,438
Fannie Mae 5.50% 2038	21,377	22,848
Fannie Mae 5.50% 2038	18,694	19,912
Fannie Mae 5.50% 2038	2,564	2,731
Fannie Mae 5.50% 2038	1,987	2,117
Fannie Mae 5.50% 2038	610	649
Fannie Mae 5.551% 20383	2,401	2,548
Fannie Mae 6.00% 2038	23,185	24,902
Fannie Mae 6.00% 2038	5,912	6,350
Fannie Mae 6.00% 2038	4,285	4,603
Fannie Mae 3.62% 20393	10,050	10,382
Fannie Mae 3.626% 20393	4,485	4,632
Fannie Mae 3.643% 20393	24,544	25,365
Fannie Mae 3.658% 20393	4,887	5,054
Fannie Mae 3.70% 20392,3	3,500	3,609
Fannie Mae 3.762% 20393	4,881	5,062
Fannie Mae 3.79% 20393	8,443	8,763
Fannie Mae 3.809% 20393	3,000	3,113
Fannie Mae 3.83% 20393	3,885	4,034
Fannie Mae 3.91% 20393	3,887	4,041
Fannie Mae 3.912% 20393	1,126	1,171
Fannie Mae 3.914% 20393	4,928	5,076
Fannie Mae 3.95% 20393	10,396	10,829
Fannie Mae 5.124% 20393	4,126	4,378
Fannie Mae 6.00% 2039	21,031	22,595
Fannie Mae 6.00% 2039	14,920	16,034
Fannie Mae 6.50% 2039	3,159	3,420
Fannie Mae 6.50% 2047	16,624	17,913
Fannie Mae 7.00% 2047	912	996
Fannie Mae 7.00% 2047	74	81
Fannie Mae, Series 88-16, Class B, 9.50% 2018	14	16
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	271	310
Fannie Mae, Series 2001-4, Class GA, 10.047% 20253	561	649
Fannie Mae, Series 2001-4, Class NA, 11.824% 20253	1,152	1,309
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,136	1,283
Fannie Mae, Series 2001-20, Class D, 11.044% 20313	96	111
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	5,687	5,985
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	4,808	4,362
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	20,151	21,784
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	9,176	9,970
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	6,369	6,965
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	11,107	9,627
Fannie Mae, Series 2007-114, Class A7, 0.436% 20373	12,500	11,429
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	8,685	9,321
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	9,818	10,672
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	275	306
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	252	275
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	1,147	1,296
Freddie Mac 8.00% 2012	7	8
Freddie Mac 6.00% 2014	34	36
Freddie Mac 6.00% 2014	32	35
Freddie Mac 7.00% 2015	42	45
Freddie Mac 8.50% 2018	—	—
Freddie Mac 10.00% 2018	342	395
Freddie Mac 4.50% 2023	12,558	13,188
Freddie Mac 5.00% 2023	12,884	13,713
Freddie Mac 5.00% 2023	11,351	12,081
Freddie Mac 5.00% 2023	3,542	3,770
Freddie Mac 4.50% 2024	32,442	34,025
Freddie Mac 5.00% 2024	2,803	2,984
Freddie Mac 6.00% 2026	730	789
Freddie Mac 6.00% 2026	324	350
Freddie Mac 6.50% 2027	4,622	5,007
Freddie Mac 6.00% 2032	1,795	1,931
Freddie Mac 5.00% 2035	20,671	21,726
Freddie Mac 5.714% 20373	6,129	6,524
Freddie Mac 5.881% 20373	3,928	4,176
Freddie Mac 6.00% 2037	3,141	3,383
Freddie Mac 6.00% 2037	3,107	3,374
Freddie Mac 6.00% 2037	1,255	1,363
Freddie Mac 6.242% 20373	3,965	4,220
Freddie Mac 6.50% 2037	13,380	14,499
Freddie Mac 5.00% 2038	5	5
Freddie Mac 5.034% 20383	8,106	8,566
Freddie Mac 5.174% 20383	1,543	1,632
Freddie Mac 5.50% 2038	7,069	7,536
Freddie Mac 5.524% 20383	4,144	4,390
Freddie Mac 5.55% 20383	15,743	16,626
Freddie Mac 6.50% 2038	13,818	14,952
Freddie Mac 6.50% 2038	7,850	8,492
Freddie Mac 6.50% 2038	5,079	5,495
Freddie Mac 3.604% 20393	6,500	6,656
Freddie Mac 3.959% 20393	3,213	3,341
Freddie Mac, Series 2356, Class GD, 6.00% 2016	9,262	9,934
Freddie Mac, Series 1567, Class A, 0.65% 20233	66	64
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,183	1,211
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	500	563
Freddie Mac, Series 3061, Class PN, 5.50% 2035	12,714	13,777
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	9,427	7,844
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	4,631	3,875
Freddie Mac, Series 3156, Class NG, 6.00% 2036	6,428	7,044
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,234	1,863
Freddie Mac, Series 3271, Class OA, 6.00% 2037	7,594	8,319
		1,049,589

Commercial mortgage-backed securities6 — 3.58%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,374
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	18,584
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,344
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	5,817	5,964
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	1,014
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 20363	2,000	1,262
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.745% 20363,4	1,600	1,023
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,006	8,392
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 20384	2,000	1,216
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 20383	3,000	3,009
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20403	13,500	13,540
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.214% 20413	1,500	1,500
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	6,095	6,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,611
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 20373	1,783	1,534
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.492% 20373	5,000	5,100
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,079	4,161
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	5,022
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20423	1,000	914
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	17,304	17,859
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20374	6,250	6,299
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20374	1,000	998
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20374	1,000	988
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20374	7,500	7,331
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 20354	6,000	5,953
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 20354	8,180	8,116
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20364	8,750	8,754
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20364	3,000	3,001
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 20364	2,000	1,993
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,174	9,499
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	3,191	3,229
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	1,970
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	9,840	10,184
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20373	12,000	11,866
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20154	10,000	10,259
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2, 6.624% 20184	5,000	5,333
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20184	3,800	4,072
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20154	1,252	1,294
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 20154	7,500	7,909
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	800	806
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.35% 20393	2,000	1,017
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,089
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.513% 20453	2,000	2,054
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,190	3,194
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	770	793
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	6,000	6,026
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.886% 20313,4	18,892	477
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	743	754
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	37	37
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,735
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.065% 20453	6,500	5,243
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	3,948	4,079
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	3,835	3,842
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 0.789% 20163,4	1,000	996
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,092	2,107
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20423	2,000	2,074
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.945% 20423	1,000	817
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	2,656	2,707
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)3	3,000	2,542
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 20114	2,438	2,514
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20332	2,413	2,427
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	762	783
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	605	606
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	107	107
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,090	1,098
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	372	372
		285,933

Collateralized mortgage-backed obligations (privately originated)6 — 0.53%
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.506% 20353	6,500	4,869
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.815% 20353	5,172	4,146
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.858% 20363	3,151	2,317
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.804% 20373	8,623	5,078
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.356% 20463	7,604	6,959
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.255% 20273,4	1,465	1,344
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.549% 20273,4	1,600	1,450
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.671% 20283,4	2,173	2,112
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.845% 20353	4,006	3,307
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	2,536	2,166
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,490	1,090
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.589% 20363	3,819	2,766
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	397	394
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	350	301
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	562	535
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,482	1,468
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.448% 20193,4	1,994	1,955
Paine Webber CMO, Series O, Class 5, 9.50% 2019	144	158
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.99% 20363	173	151
		42,566

Other mortgage-backed securities6 — 0.50%
Bank of America 5.50% 20124	14,815	16,014
Nationwide Building Society, Series 2007-2, 5.50% 20124	8,190	8,935
Northern Rock PLC 5.625% 20174	5,735	5,597
Banco Bilbao Vizcaya Argentaria, SA 5.75% 20174	5,000	5,530
HBOS Treasury Services PLC 5.00% 20114	1,000	1,042
HBOS Treasury Services PLC 5.25% 20174	1,070	1,103
DEPFA ACS Bank 4.75% 2010	1,760	1,799
		40,020

Total mortgage-backed obligations		1,418,108

FEDERAL AGENCY BONDS & NOTES — 7.66%
Fannie Mae 1.75% 2011	33,800	34,355
Fannie Mae 5.50% 2011	5,000	5,325
Fannie Mae 6.00% 2011	35,000	37,792
Fannie Mae 2.00% 2012	20,000	20,466
Fannie Mae 2.50% 2014	5,250	5,352
Fannie Mae 2.625% 2014	9,000	9,159
Fannie Mae 2.75% 2014	20,000	20,630
Fannie Mae 3.00% 2014	8,250	8,545
Federal Home Loan Bank 2.875% 2011	15,000	15,475
Federal Home Loan Bank 3.375% 2011	5,000	5,217
Federal Home Loan Bank 1.75% 2012	25,000	25,361
Federal Home Loan Bank 2.25% 2012	8,105	8,333
Federal Home Loan Bank 4.625% 2012	20,000	21,886
Federal Home Loan Bank 5.375% 2016	5,000	5,698
Federal Home Loan Bank 5.375% 2016	1,420	1,610
Freddie Mac 1.75% 2012	25,000	25,406
Freddie Mac 2.125% 2012	25,000	25,597
Freddie Mac 2.50% 2014	11,000	11,216
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	7,250	7,538
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.289% 20123	2,110	2,113
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.414% 20123	25,000	25,001
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,137
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	8,000	8,181
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 3.125% 2011	7,000	7,317
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.533% 20123	15,000	15,129
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	22,750	23,389
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 3.25% 2011	7,000	7,323
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.554% 20123	15,000	15,104
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	15,000	15,393
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.499% 20123	20,000	20,102
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,500	16,266
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	27,000	27,794
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	7,000	7,349
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	2,035	2,064
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 3.00% 2011	7,250	7,558
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	10,000	10,201
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	10,500	10,768
Federal Agricultural Mortgage Corp. 4.875% 20114	17,750	18,653
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,594
Federal Agricultural Mortgage Corp. 5.50% 20114	4,665	4,994
Federal Agricultural Mortgage Corp. 5.125% 20174	1,070	1,157
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	15,000	15,250
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	9,700	9,950
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	7,500	7,814
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	7,250	7,607
United States Government Agency-Guaranteed (FDIC insured), Wells Fargo & Co. 3.00% 2011	7,250	7,547
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	5,000	5,184
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,083
CoBank ACB 0.899% 20223,4	1,720	1,279
		612,262

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.33%
France Government Agency-Guaranteed, Société Finance 2.25% 20124	19,285	19,690
France Government Agency-Guaranteed, Société Finance 2.875% 20144	5,440	5,543
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,900	6,151
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 0.572% 20123,4	20,000	20,026
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 3.25% 20124	10,000	10,411
Province of Ontario 1.875% 2012	25,500	25,659
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20124	5,875	6,030
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 20144	1,045	1,045
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20144	14,000	14,702
Corporación Andina de Fomento 6.875% 2012	20,000	21,712
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20124	8,250	8,497
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	10,000	10,202
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20124	18,000	18,559
Denmark Government Agency-Guaranteed, Danske Bank 0.612% 20123,4	7,500	7,532
Denmark Government Agency-Guaranteed, Danske Bank 2.50% 20124	10,000	10,238
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	11,250	11,481
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	730	736
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	9,680	9,897
European Investment Bank 3.125% 2014	9,250	9,623
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,555
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20144	9,000	9,470
Austrian Government 2.00% 20124	8,250	8,353
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	5,366
Asian Development Bank 2.75% 2014	5,100	5,234
United Mexican States Government Global 5.875% 2014	3,500	3,830
Croatian Government 6.75% 20194	3,500	3,782
Polish Government 6.375% 2019	2,825	3,156
		266,480

ASSET-BACKED OBLIGATIONS6 — 3.19%
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	1,453	1,469
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,224	7,335
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	5,869	5,942
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,598
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,939
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	1,488	1,508
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	1,831	1,858
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	2,263	2,287
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	11,615	11,969
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	5,275	5,455
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 0.322% 20143	1,750	1,664
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	5,395
Chase Issuance Trust, Series 2006-8, Class A, 0.299% 20163	10,000	9,683
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	14,298
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	13,701
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	11,438	11,839
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,649	3,701
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	7,572	7,945
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 0.369% 20123	10,000	9,903
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	3,691	3,712
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	6,000	6,160
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	9,401
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	8,500	9,025
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 20134	6,665	6,840
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 0.489% 20133	6,500	6,475
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	7,084	6,423
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	2,789	2,862
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	3,396	3,523
BA Credit Card Trust, Series 2006-6, Class A, 0.269% 20133	6,000	5,917
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20134	5,717	5,831
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	4,483	4,576
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 20104	120	121
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 20124	1,770	1,798
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20124	2,585	2,620
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20134	4,268	4,394
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	433	434
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	3,668	3,759
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,158
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,409	1,439
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	2,432	2,499
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20214	4,137	3,690
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 20353,4	5,111	3,529
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	3,414	3,500
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	2,670	2,844
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	2,925	2,606
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20104	2,188	2,204
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20232,4	3,176	2,064
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20353,4	1,998	1,864
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	1,832	1,849
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	1,777	1,798
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	503	522
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,185	1,232
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,461	1,468
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,547	1,455
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	1,064	1,075
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.389% 20373	4,482	1,050
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 20313	506	375
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20373	3,375	356
		254,937

MUNICIPALS — 0.13%
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	10,000	10,429
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	74	64
		10,493

Total bonds & notes (cost: $7,136,984,000)		7,378,963

Preferred securities — 0.28%	Shares

FINANCIALS — 0.26%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares3,4	8,000,000	8,180
PNC Preferred Funding Trust III 8.70%3,4	7,700,000	7,577
Société Générale 5.922%3,4	5,685,000	4,388
Barclays Bank PLC 6.86%3,4	600,000	498
		20,643

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%3,4	4,250,000	2,029

Total preferred securities (cost: $21,087,000)		22,672

	Principal amount
Short-term securities — 6.80%	(000)

Freddie Mac 0.13%–0.235% due 12/21/2009–5/26/2010	$141,000	140,968
General Electric Co. 0.14% due 12/1/2009	77,530	77,530
General Electric Capital Corp. 0.20% due 1/19/2010	30,000	29,989
Federal Home Loan Bank 0.09%–0.15% due 12/3–12/23/2009	105,000	104,997
Park Avenue Receivables Co., LLC 0.16% due 12/17/20094	33,700	33,697
JPMorgan Chase Funding Inc. 0.18% due 1/19/20104	15,500	15,495
Jupiter Securitization Co., LLC 0.15% due 12/15/20094	6,900	6,900
Fannie Mae 0.08%–0.09% due 12/14/2009–1/19/2010	55,000	54,997
U.S. Treasury Bills 0.185%–0.35% due 12/17/2009–2/25/2010	41,000	40,997
Coca-Cola Co. 0.24% due 1/12/20104	15,500	15,496
Procter & Gamble International Funding S.C.A. 0.23% due 12/16/20094	13,400	13,399
NetJets Inc. 0.10% due 12/7/20094	9,100	9,100

Total short-term securities (cost: $543,523,000)		543,565

Total investment securities (cost: $7,701,594,000)		7,945,200
Other assets less liabilities		49,142

Net assets		$7,994,342

1Index-linked bond whose principal amount moves with a government retail price index.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $262,589,000, which represented 3.28% of the net assets of the fund.
3Coupon rate may change periodically.

4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $938,599,000, which represented 11.74% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 11/6/2007 at a cost of $2,749,000) may be subject to legal or contractual restrictions on resale.

6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2009 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total
Bonds & notes:
U.S. Treasury bonds & notes	—	$3,181,912	$—	$3,181,912
Corporate bonds & notes	—	1,634,771	—	1,634,771
Mortgage-backed obligations	—	1,415,681	2,427	1,418,108
Federal agency bonds & notes	—	612,262	—	612,262
Bonds & notes of governments & government agencies outside the U.S.	—	266,480	—	266,480
Asset-backed obligations	—	252,873	2,064	254,937
Municipals	—	10,493	—	10,493
Preferred securities	—	22,672	—	22,672
Short-term securities	—	543,565	—	543,565
Total	—	$7,940,709	$4,491	$7,945,200

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the three months ended November 30, 2009 (dollars in thousands):

	Beginning value at 9/1/2009	Net sales	Net realized gain	Net unrealized appreciation	Net transfers out of Level 3	Ending value at 11/30/2009
Investment securities	$20,464	$(2,191)	$5	$138	$(13,925)	$4,491

Net unrealized appreciation during the period on Level 3 investment securities held at November 30, 2009 (dollars in thousands):						$150

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$286,449
Gross unrealized depreciation on investment securities	(45,101)
Net unrealized appreciation on investment securities	241,348
Cost of investment securities for federal income tax purposes	7,703,852

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s summary prospectus and prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-923-0110O-S21504

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: January 28, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: January 28, 2010